Term Loans (Details Textual) (USD $)	0 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended					0 Months Ended						0 Months Ended	1 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended																				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 17, 2012	Aug. 06, 2010	Mar. 31, 2013	Jan. 31, 2013	Aug. 31, 2010	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 22, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2013 Amendment to MidMarket Capital Term Loan [Member]	Dec. 31, 2012 Amendment to MidMarket Capital Term Loan [Member] Lender	Aug. 06, 2010 UTA Capital LLC [Member] Note	Sep. 17, 2012 UTA Capital LLC [Member]	Feb. 14, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Mar. 31, 2013 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2010 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Jun. 25, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Jan. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Nov. 30, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Oct. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Sep. 30, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Aug. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Dec. 28, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Jan. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Nov. 30, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Oct. 31, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Sep. 30, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Aug. 31, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Nov. 13, 2012 The Agent [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member]	Mar. 31, 2013 The Agent [Member] Loan and Security Agreement [Member]	Dec. 31, 2012 The Agent [Member] Loan and Security Agreement [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Dec. 31, 2012 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Mar. 31, 2013 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Sep. 30, 2012 Adjustments [Member]	Jun. 30, 2012 Adjustments [Member]	Mar. 31, 2012 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member] UTA Capital LLC [Member]	Mar. 31, 2013 Term Loans [Member]	Dec. 31, 2012 Term Loans [Member]	Dec. 31, 2011 Term Loans [Member]	Mar. 31, 2013 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Dec. 31, 2012 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Dec. 31, 2011 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Mar. 31, 2013 Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]	Dec. 31, 2012 Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]	Dec. 31, 2011 Term Loan, MidMarket Capital , net of debt discount of $172,934 and $182,631 and 0, respectively [Member]	Mar. 31, 2013 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2012 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2011 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Mar. 31, 2013 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2012 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2011 Promissory notes, unsecured, matured in October 2012 [Member]	Mar. 31, 2013 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2012 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2011 Promissory notes, secured, maturing in December 2018 [Member]	Mar. 31, 2013 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	Dec. 31, 2012 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	Dec. 31, 2011 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	May 31, 2011 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	Dec. 31, 2011 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	May 11, 2011 Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component [Member]	Jul. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Mar. 31, 2013 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2011 18% convertible promissory note maturing in January 2013 [Member]	Mar. 31, 2013 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Mar. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Dec. 31, 2011 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]
Mar. 31, 2013
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]

Dec. 31, 2012
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]

Dec. 31, 2011
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]
																																																																																								Dec. 31, 2012 8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013 [Member]	Dec. 31, 2011 8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013 [Member]
Term Loan (Textual)
Amount of debt discount																																																			$ 509,849				$ 0	$ 0	$ 30,013	$ 172,934	$ 182,631	$ 0
Maturity date of notes																																					Sep. 17, 2017																																				Jun. 30, 2011				Jan. 31, 2013
Maturity period of debt																																																													December 2012	December 2012		October 2012	October 2012		December 2018	December 2018		June 2013	November 2011 and March 2013			June 2011				January 2013	January 2013		July 2011	July 2011	July 2011		March 2012 and June 2012	March 2012 and June 2012		November 2011 and March 2013
Promissory notes, unsecured with common shares equity component																																																																										8,000							16,000		16,000
Number of senior bridge notes																2
Aggregate principal amount of secured loan																2,000,000
Senior bridge note one																1,000,000
Senior Bridge note two																1,000,000
Amortization period of notes																1 year
Investment contribution by the Company in Digital																960,000
Percentage of company common stock issuable upon warrant exercises	10.00%						10.00%		16.00%							16.00%																					10.00%
Increased percentage of common stock issuable upon warrant exercises							11.50%																														11.50%
Warrants issued to purchase common stock		167,619			167,619									749,542		167,619
Exercise price of warrants																$ 18.75																					$ 1.25
Expiration date of warrant							Sep. 17, 2014																														Sep. 17, 2014
Derivative liability and debt discount charged to interest expense							872,311									872,311
Common stock issuable upon exercise of warrants																			0	0	578,566																				6,007,529	749,542
Notes payable																						775,000									775,000
Interest rate																10.00%							10.00%						10.00%								12.00%																																	15.00%	8.00%					18.00%	18.00%	18.00%	18.00%									8.00%
Extended original maturity date of the note																		August 6, 2011 to September 30, 2011					August 6, 2011 to July 31, 2012.						August 6, 2011 to January 31, 2013.
Number of shares granted or issued																		10,257					2,340
Number of shares granted or issued, Value																		153,850					43,866							2,340
Additional borrowings																																				2,000,000
Deferred loan costs			308,047			308,047	298,517				293,635																									60,000	1,800,051						1,823,465	30,229	54,420	53,848	(1,529,830)	(30,229)	(54,420)	(53,848)
Additional expense incurred																																				191,912
Amount of debt discount on unamortized deferred loan																																																			153,850
Additional shares granted to satisfy a certain covenant																		4,000
Percentage of ownership hold by lender																							1.00%
Aggregate principal amount of bridge loan																2,000,000
Amount of profit distributed as per modified agreement																									50,000	50,000	35,000	35,000				50,000	50,000	50,000	50,000
Percentage of remaining balance paid as per modified agreement																									50.00%	50.00%	60.00%	60.00%				50.00%	50.00%	40.00%	40.00%
Minimum gross revenue amount in excess of that company obligated to pay down any principal amount to lender																								500,000						800,000
Description for payment of principal as reduction of principal																							Greater of $50,000 or 10% of the gross consolidated revenues for such month.
Amount payable as reduction of principal if gross revenue meets the condition																								50,000
Percentage of gross revenue payable to lender																								10.00%						5.00%
Principal payment																														25,000
Amount recorded as a debt discount																455,540
Repayment of remaining principal																	750,000
Amount of term loan																																					13,000,000
Description for maturity period of term loan																																						If the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014	If the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014.
Amount raised in connection with public offering of voting equity securities																																					30,000,000
Description for repayment of term loan																																						If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan.	If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan.
Amount of term loan required to repay																																					750,000
Common stock shares issued for cancellation of the warrant		167,619								749,542							208,759
Description for exercise price of warrant							If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price of the warrants, the exercise price of the warrants resets to the lower price.																															If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price, the exercise price of the Warrants resets to the lower price.	If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price, the price of the warrants resets to the lower price.
Fair value of derivative liability	193,944						35,593																						4,611								193,944
Outstanding amount of unsecured promissory note																																																				15,193,557	15,512,765	1,104,987			744,987	14,664,566	14,817,369			27,500		175,000	195,000		44,491	53,396		100,000		112,500			8,000				210,000		9,500		9,500	39,500	200,000	200,000	200,000		112,500
Shares issued to lender			146,334	28,826				117,386
Number of lenders															2
Security price																																								$ 0.0018	$ 0.0017
Exercise price																																								$ 1.25	$ 1.25
Risk free interest rate	0.23%						0.25%																																	0.23%	0.25%
Volatility	109.00%					112.00%	112.00%	112.00%																																109.00%	112.00%
Estimated life						1 year 6 months	1 year 9 months																																	2 years	1 year 8 months 12 days
Minimum fixed charge coverage ratio							2.00
Interest expense on the term loan						$ 445,125	$ 491,943																																																																			$ 0	$ 0				$ 11,130							$ 0	$ 0